Shareholder Fees {- Fidelity® Maryland Municipal Income Fund}	Oct. 30, 2021 USD ($)
08.31 Fidelity Maryland Municipal Income Fund PRO-09 | Fidelity® Maryland Municipal Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none